ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of summary of the changes within each classification of accumulated other comprehensive income, net of tax

Changes in Accumulated Other Comprehensive Income by Component

For the Year Ended December 31, 2014(1)

	Unrealized Gains and Losses on Available-for-Sale Securities	Total
Accumulated Other Comprehensive Loss at January 1, 2014	$(1,692,488)	$(1,692,488)

Other comprehensive income before reclassifications	1,958,938	1,958,938
Amount reclassified from accumulated other comprehensive income(2)	(69,119)	(69,119)
Net current-period other comprehensive income	1,889,819	1,889,819

Accumulated Other Comprehensive Income at December 31, 2014	$197,331	$197,331

(1) All amounts are net of tax.

(2) See table below for details about reclassifications.

Changes in Accumulated Other Comprehensive Income (Loss) by Component

For the Year Ended December 31, 2013(1)

	Unrealized Gains and Losses on Available-for-Sale Securities	Total
Accumulated Other Comprehensive Income at January 1, 2013	$1,196,111	$1,196,111

Other comprehensive loss before reclassifications	(2,662,342)	(2,662,342)
Amount reclassified from accumulated other comprehensive income(2)	(226,257)	(226,257)
Net current-period other comprehensive loss	(2,888,599)	(2,888,599)

Accumulated Other Comprehensive Loss at December 31, 2013	$(1,692,488)	$(1,692,488)

(1) All amounts are net of tax.

(2) See table below for details about reclassifications.

Schedule of summary of the significant amounts reclassified out of each component of accumulated other comprehensive income

Reclassifications out of Accumulated Other Comprehensive Income

For the Year Ended December 31, 2014

Details about Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income	Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains and losses on available-for-sale securities	$109,712	Gain on sale of securities
	(40,593)	Tax expense
Total reclassifications for the period	$69,119	Net of tax

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

For the Year Ended December 31, 2013

Details about Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)	Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains and losses on available-for-sale securities	$359,138	Gain on sale of securities
	(132,881)	Tax expense
Total reclassifications for the period	$226,257	Net of tax